SHARE CAPITAL - Loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
SHARE CAPITAL
Income (loss) attributable to equity owners	$ (62,955)	$ 334	$ (91,022)
Weighted average number of shares (000's)		337,834	273,380
Earnings (loss) per share - basic		$ 0.00	$ (0.33)
Incremental shares from options		6,362
Weighted average diluted number of shares (000's)		344,196	273,380
Earnings (loss) per share - diluted		$ 0.00	$ (0.33)